UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22026

Gabelli SRI Green Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli SRI Green Fund, Inc.

Semiannual Report — September 30, 2011

Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended September 30, 2011 among 692 and 692 World Stock funds, respectively.†

Christopher C. Desmarais	John M. Segrich, CFA	Christopher J. Marangi	Kevin V. Dreyer

To Our Shareholders,

For the six months ended September 30, 2011, the net asset value (“NAV”) per Class AAA Share of the Gabelli SRI Green Fund, Inc. (the “Fund”) declined 25.2% compared with a decrease of 17.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See page 2 for additional information.

Enclosed are the schedule of investments and financial statements as of September 30, 2011.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

†	Morningstar RatingTM is based on risk-adjusted returns.

Comparative Results

Average Annual Returns through September 30, 2011 (a) (b) (Unaudited)

	Six Months	One Year	Three Year	Since Inception (06/01/2007)
Class AAA (SRIGX)	(25.19)%	(0.77)%	9.76%	1.04%
MSCI AC World Free Index	(17.02)	(5.64)	1.04	(5.46	)(e)
Class A (SRIAX)	(25.19)	(0.67)	9.78	1.07
With sales charge (c)	(29.50)	(6.38)	7.64	(0.31)
Class C (SRICX)	(25.50)	(1.62)	8.93	0.29
With contingent deferred sales charge (d)	(26.24)	(2.60)	8.93	0.29
Class I (SRIDX)	(25.12)	(0.56)	10.02	1.29

In the current prospectus dated July 29, 2011, the gross expense ratios for Class AAA, A, C, and I Shares are 2.86%, 2.86%, 3.61%, and 2.61%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2012 are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 9 for the expense ratios for the six months ended September 30, 2011. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The MSCI AC World Free Index is an unmanaged market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends March 31.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	MSCI AC World Free Index since inception performance is as of May 31, 2007.

Gabelli SRI Green Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Period from April 1, 2011 through September 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:    This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/11	Ending Account Value 09/30/11	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli SRI Green Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$748.10	2.00%	$8.74
Class A	$1,000.00	$748.10	2.00%	$8.74
Class C	$1,000.00	$745.00	2.75%	$12.00
Class I	$1,000.00	$748.80	1.75%	$7.65
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.00	2.00%	$10.08
Class A	$1,000.00	$1,015.00	2.00%	$10.08
Class C	$1,000.00	$1,011.25	2.75%	$13.83
Class I	$1,000.00	$1,016.25	1.75%	$8.82

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2011:

Gabelli SRI Green Fund, Inc.

Light Emitting Diodes	17.6%
Natural Resources	13.5%
Power and Energy	13.1%
Batteries and Transportation	11.1%
Health Care	7.9%
Environmental Services	5.8%
Alternative Generation and Utilities	5.6%
Consumer Discretionary	5.6%
Biofuels	4.9%

Smart Grid	4.8%
Water	3.1%
Wind	2.6%
U.S. Government Obligations	2.0%
Solar	1.2%
Energy Efficiency	1.1%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended June 30, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Green Fund, Inc.

Schedule of Investments — September 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 95.2%
	Alternative Generation and Utilities — 4.2%
125,000	Algonquin Power & Utilities Corp.	$630,222	$685,896
350,000	Capstone Turbine Corp.†	630,968	350,000
200,000	Enel Green Power SPA	571,562	460,069
15,000	GrafTech International Ltd.†	301,042	190,500
75,000	Innergex Renewable Energy Inc.	639,074	669,196

		2,772,868	2,355,661

	Batteries and Transportation — 11.1%
125,000	Asahi Kasei Corp.	826,824	760,080
75,000	Polypore International Inc.†	4,122,019	4,239,000
15,000	Tesla Motors Inc.†	380,277	365,850
30,000	Westport Innovations Inc.†	689,030	867,900

		6,018,150	6,232,830

	Biofuels — 4.9%
55,000	Darling International Inc.†	927,807	692,450
250,000	Equatorial Palm Oil plc†	97,678	47,757
50,000	Gevo Inc.†	833,901	278,500
12,000	Novozymes A/S, Cl. B	1,701,643	1,716,462

		3,561,029	2,735,169

	Consumer Discretionary — 5.6%
32,500	Danone	2,306,763	2,011,629
17,500	Whole Foods Market Inc.	1,128,379	1,142,925

		3,435,142	3,154,554

	Energy Efficiency — 1.1%
100,000	Active Power Inc.†	169,298	129,000
20,000	Johnson Controls Inc.	631,478	527,400

		800,776	656,400

	Environmental Services — 5.8%
100,000	EcoSynthetix Inc.†	946,571	721,443
35,000	Horsehead Holding Corp.†	391,711	259,700
150,000	UBE Industries Ltd.	518,273	505,640
47,500	Umicore SA	2,354,601	1,747,816

		4,211,156	3,234,599

	Health Care — 7.9%
43,000	Mead Johnson Nutrition Co.	2,791,987	2,959,690
15,000	Novo Nordisk A/S, Cl. B	1,686,996	1,501,499

		4,478,983	4,461,189

	Light Emitting Diodes (LED) — 17.6%
40,000	Cree Inc.†	1,269,016	1,039,200
200,000	Dialight plc	2,470,310	2,401,485
50,000	Duksan Hi-Metal Co. Ltd.†	994,290	1,156,572
25,000	Lighting Science Group Corp.†	108,307	66,250
40,000	Nexxus Lighting Inc.†	120,115	54,400
85,000	Universal Display Corp.†	2,824,027	4,074,900
55,000	Zumtobel AG	1,698,223	958,655
10,000	Zumtobel AG, Europe	197,524	174,301

		9,681,812	9,925,763

Shares			Cost	Market Value

		Natural Resources — 13.5%
1,750,000		Allana Potash Corp.†	$3,013,095	$1,436,206
20,000		CF Industries Holdings Inc.	2,851,268	2,467,800
185,000		Globe Specialty Metals Inc.	4,008,835	2,686,200
250,000		Lynas Corp Ltd.†	586,909	263,698
22,500		Molycorp Inc.†	1,179,658	739,575

			11,639,765	7,593,479

		Power and Energy — 12.9%
65,000		Chart Industries Inc.†	3,550,721	2,741,050
130,000		Golar LNG Ltd.	3,782,256	4,131,400
15,000	(a)	Golar LNG Partners LP	355,333	383,550

			7,688,310	7,256,000

		Smart Grid — 4.8%
40,000		Prysmian SpA	883,113	531,611
80,000		PSI AG fuer Produkte und Systeme der Informationstechnologie	2,199,275	1,960,317
15,300		RuggedCom Inc.†	319,005	200,029

			3,401,393	2,691,957

		Solar — 0.1%
40,000		Techprecision Corp.†	82,800	45,600

		Water — 3.1%
20,000		Andritz AG	1,870,676	1,650,567
25,700		Pure Technologies Ltd.†	105,664	77,745

			1,976,340	1,728,312

		Wind — 2.6%
225,000		American Superconductor Corp.†	1,584,735	884,250
3,000		REpower Systems SE	529,958	571,938

			2,114,693	1,456,188

		TOTAL COMMON STOCKS	61,863,217	53,527,701

		WARRANTS — 0.0%
		Alternative Generation and Utilities — 0.0%
27,000		China Hydroelectric Corp., ADR, expire 01/25/14†	32,890	3,240

Principal Amount

		CONVERTIBLE CORPORATE BONDS — 2.7%
		Alternative Generation and Utilities — 1.4%
$1,000,000		Cheniere Energy Inc., Cv., 2.250%, 08/01/12	917,799	820,000

		Power and Energy — 0.2%
100,000		Chart Industries Inc., Sub. Deb. Cv., 2.000%, 08/01/18	100,000	93,500

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Schedule of Investments (Continued) — September 30, 2011 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Solar — 1.1%
$1,500,000	Renesola Ltd., Cv., 4.125%, 03/15/18 (b)	$1,017,887	$626,685

	TOTAL CONVERTIBLE CORPORATE BONDS	2,035,686	1,540,185

	U.S. GOVERNMENT OBLIGATIONS — 2.0%
1,130,000	U.S. Treasury Bills, 0.000% to 0.035%††, 11/17/11 to 03/22/12	1,129,917	1,129,788

	TOTAL INVESTMENTS — 99.9%	$65,061,710	56,200,914

	Other Assets and Liabilities (Net) — 0.1%		57,248

	NET ASSETS — 100.0%		$56,258,162

(a)	Denoted in units.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the market value of the Rule 144A security amounted to $626,685 or 1.11% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	58.8%	$33,022,733
Europe	28.0	15,734,106
Latin America	8.5	4,758,085
Asia/Pacific	2.5	1,420,270
Japan	2.2	1,265,720

	100.0%	$56,200,914

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $65,061,710)	$56,200,914
Receivable for Fund shares issued	270,656
Dividends and interest receivable	66,613
Prepaid expenses	55,303

Total Assets	56,593,486

Liabilities:
Payable to custodian	12,657
Payable for Fund shares redeemed	217,455
Payable for investment advisory fees	37,490
Payable for distribution fees	16,716
Payable for accounting fees	3,750
Payable for legal and audit fees	16,834
Other accrued expenses	30,422

Total Liabilities	335,324

Net Assets (applicable to 5,866,236 shares outstanding)	$56,258,162

Net Assets Consist of:
Paid-in capital	$69,740,437
Accumulated net investment loss	(374,838)
Accumulated net realized loss on investments and foreign currency transactions	(4,245,154)
Net unrealized depreciation on investments	(8,860,796)
Net unrealized depreciation on foreign currency translations	(1,487)

Net Assets	$56,258,162

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($28,802,059 ÷ 2,992,973 shares outstanding)	$9.62

Class A:
Net Asset Value and redemption price per share ($19,016,436 ÷ 1,977,635 shares outstanding)	$9.62

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.21

Class C:
Net Asset Value and offering price per share ($6,647,876 ÷ 710,716 shares outstanding)	$ 9.35 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,791,791 ÷ 184,912 shares outstanding)	$9.69

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended September 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $16,311)	$364,045
Interest	60,160

Total Investment Income	424,205

Expenses:
Investment advisory fees	305,287
Distribution fees – Class AAA	38,588
Distribution fees – Class A	26,154
Distribution fees – Class C	37,539
Registration expenses	33,605
Legal and audit fees	27,166
Shareholder services fees	23,135
Shareholder communications expenses	21,365
Accounting fees	18,750
Custodian fees	18,344
Directors’ fees	10,583
Interest expense	113
Miscellaneous expenses	8,303

Total Expenses	568,932

Expense reimbursement to Adviser (see Note 3)	67,715

Net Expenses	636,647

Net Investment Loss	(212,442)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(3,895,389)
Net realized loss on foreign currency transactions	(1,147)

Net realized loss on investments and foreign currency transactions	(3,896,536)

Net change in unrealized depreciation:
on investments	(15,300,692)
on foreign currency translations	(1,893)

Net change in unrealized depreciation on investments and foreign currency translations	(15,302,585)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(19,199,121)

Net Decrease in Net Assets Resulting from Operations	$(19,411,563)

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations:
Net investment loss	$(212,442)	$(141,965)
Net realized gain/(loss) on investments and foreign currency transactions	(3,896,536)	1,235,281
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(15,302,585)	4,654,528

Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,411,563)	5,747,844

Distributions to Shareholders:
Net realized gain
Class AAA	—	(354,668)
Class A	—	(484,266)
Class C	—	(147,861)
Class I	—	(69,359)

Total Distributions to Shareholders	—	(1,056,154)

Capital Share Transactions:
Class AAA	22,100,837	10,294,312
Class A	11,097,513	7,725,050
Class C	4,577,320	2,858,794
Class I	947,438	(1,806,301)

Net Increase in Net Assets from Capital Share Transactions	38,723,108	19,071,855

Redemption Fees	9,633	3

Net Increase in Net Assets	19,321,178	23,763,548
Net Assets:
Beginning of period	36,936,984	13,173,436

End of period (including undistributed net investment income of $0 and $0, respectively)	$56,258,162	$36,936,984

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
Period Ended March 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital(d)	Total Distributions	Redemption Fees(a)(d)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Expenses Net of Waivers/ Reimburse- ments††(b)		Expenses Before Waivers/'Reim- bursements†††		Portfolio Turnover Rate
Class AAA
2012(c)	$12.86	$(0.04)		$(3.20)	$(3.24)	—		—	—	—	$0.00	$9.62	(25.19)%	$28,802	(0.61	)%(e)	2.00	%(e)(f)	2.00	%(e)	93%
2011	10.44	(0.09)		3.31	3.22	—		$(0.80)	—	$(0.80)	0.00	12.86	32.77	16,631	(0.82)		2.00		2.86		365
2010	6.12	(0.12)		4.44	4.32	—		—	—	—	0.00	10.44	70.59	4,573	(1.31)		2.01		4.70		190
2009	8.41	(0.01)		(2.25)	(2.26)	$(0.03)		—	$(0.00)	(0.03)	0.00	6.12	(26.88)	653	(0.15)		2.01		11.07		65
2008(g)	10.00	0.01		(1.57)	(1.56)	(0.00	)(d)	(0.03)	—	(0.03)	—	8.41	(15.60)	656	0.11	(e)	2.04	(e)	22.50	(e)	25
Class A
2012(c)	$12.86	$(0.04)		$(3.20)	$(3.24)	—		—	—	—	$0.00	$9.62	(25.19)%	$19,016	(0.63	)%(e)	2.00	%(e)(f)	2.00	%(e)	93%
2011	10.42	(0.10)		3.34	3.24	—		$(0.80)	—	$(0.80)	0.00	12.86	33.05	14,391	(0.88)		2.00		2.86		365
2010	6.12	(0.13)		4.43	4.30	—		—	—	—	0.00	10.42	70.26	4,671	(1.36)		2.01		4.70		190
2009	8.40	(0.01)		(2.24)	(2.25)	$(0.03)		—	$(0.00)	(0.03)	0.00	6.12	(26.75)	591	(0.15)		2.01		11.07		65
2008(g)	10.00	(0.00	)(d)	(1.56)	(1.56)	(0.01)		(0.03)	—	(0.04)	—	8.40	(15.65)	461	(0.06	)(e)	2.04	(e)	22.50	(e)	25
Class C
2012(c)	$12.55	$(0.08)		$(3.12)	$(3.20)	—		—	—	—	$0.00	$9.35	(25.50)%	$6,648	(1.32	)%(e)	2.75	%(e)(f)	2.75	%(e)	93%
2011	10.28	(0.18)		3.25	3.07	—		$(0.80)	—	$(0.80)	0.00	12.55	31.80	4,532	(1.66)		2.75		3.61		365
2010	6.08	(0.20)		4.40	4.20	—		—	—	—	0.00	10.28	69.08	1,057	(2.10)		2.76		5.45		190
2009	8.37	(0.07)		(2.22)	(2.29)	—		—	—	—	0.00	6.08	(27.36)	104	(0.93)		2.76		11.82		65
2008(g)	10.00	(0.06)		(1.54)	(1.60)	—		(0.03)	—	(0.03)	—	8.37	(16.03)	162	(0.81	)(e)	2.79	(e)	23.25	(e)	25
Class I
2012(c)	$12.94	$(0.02)		$(3.23)	$(3.25)	—		—	—	—	$0.00	$9.69	(25.12)%	$1,792	(0.38	)%(e)	1.75	%(e)(f)	1.75	%(e)	93%
2011	10.47	(0.07)		3.34	3.27	—		$(0.80)	—	$(0.80)	0.00	12.94	33.17	1,383	(0.65)		1.75		2.61		365
2010	6.13	(0.09)		4.43	4.34	—		—	—	—	0.00	10.47	70.80	2,872	(0.98)		1.76		4.45		190
2009	8.42	0.01		(2.25)	(2.24)	$(0.05)		—	$(0.00)	(0.05)	0.00	6.13	(26.64)	410	0.10		1.76		10.82		65
2008(g)	10.00	0.02		(1.56)	(1.54)	(0.01)		(0.03)	—	(0.04)	—	8.42	(15.41)	483	0.23	(e)	1.79	(e)	22.25	(e)	25

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 2.02% (Class AAA and Class A), 2.77% (Class C), and 1.77% (Class I), respectively. For the six months ended September 30, 2011 and the years ended March 31, 2011 and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.
†††	The ratios include a reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the period ended March 31, 2008 would have been 22.52% (Class AAA and Class A), 23.27% (Class C), and 22.27% (Class I), respectively. For the six months ended September 30, 2011 and the years ended March 31, 2011 and 2010, there were no Custodian Fee Credits. For the year ended March 31, 2009, the effect of Custodian Fee Credits was minimal.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The expense ratios include interest expense which is not subject to the expense limitation for each class of shares.
(c)	For the six months ended September 30, 2011, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $67,715 for the six months ended September 30, 2011, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.78% (Class AAA), 1.78% (Class A), 2.53% (Class C), and 1.53% (Class I).
(g)	The Gabelli SRI Green Fund, Inc. commenced investment operations on June 1, 2007.

See accompanying notes to financial statements.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli SRI Green Fund, Inc. (the “Fund”) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on June 1, 2007 (“inception”). The Fund’s primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for both social responsibility and sustainability at the time of investment.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$53,527,701	—	$53,527,701
Warrants (a)	3,240	—	3,240
Convertible Corporate Bonds	—	$1,540,185	1,540,185
U.S. Government Obligations	—	1,129,788	1,129,788
TOTAL INVESTMENTS IN SECURITIES—ASSETS	$53,530,941	$2,669,973	$56,200,914

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended September 30, 2011.

There were no Level 3 investments at September 30, 2011 or March 31, 2011.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended September 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2011, the Fund held no investments in option contracts.

The Fund’s volume of activity in options purchased, which were held from July 28, 2011 through August 26, 2011, had an average cost while outstanding of approximately $481,628.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended September 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at September 30, 2011. For the restricted security the Fund held as of September 30, 2011, refer to the Schedule of Investments.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended September 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended March 31, 2011 was as follows:

Distributions paid from:
Ordinary Income (inclusive of short-term capital gains)	$903,377
Net long-term capital gains	152,777

Total distributions paid	$1,056,154

Provision For Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized depreciation at September 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$65,968,642	$2,411,210	$(12,178,938)	$(9,767,728)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended September 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended March 31, 2008 through March 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least July 31, 2011 at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing limitations. The agreements are renewable annually. During the six months ended September 30, 2011, the Fund repaid the

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

Adviser $67,715. At September 30, 2011, the cumulative amount which the Fund may repay the Adviser is $393,258.

For the period ended March 31, 2009, expiring March 31, 2012	$88,109
For the year ended March 31, 2010, expiring March 31, 2013	174,957
For the year ended March 31, 2011, expiring March 31, 2014	130,192

$393,258

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. G.distributors, LLC serves as successor “Distributor” to Gabelli & Company, Inc. (“Gabelli & Co.”) effective August 1, 2011, both affiliates of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to the Distributor at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities during the six months ended September 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $97,173,338 and $56,175,308, respectively.

6.  Transactions with Affiliates.  During the six months ended September 30, 2011, the Fund paid brokerage commissions on security trades of $2,960 to Gabelli & Co. Additionally, the Distributor informed the Fund that it retained $70,324 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7.  Capital Stock Transactions.  The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2011 and the year ended March 31, 2011 amounted to $9,633 and $3, respectively.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2011 (Unaudited)		Year Ended March 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,198,869	$39,281,068	1,068,236	$12,566,622
Shares issued upon reinvestment of distributions	—	—	31,862	325,305
Shares redeemed	(1,499,191)	(17,180,231)	(244,896)	(2,597,615)

Net increase	1,699,678	$22,100,837	855,202	$10,294,312

Class A
Shares sold	1,526,172	$18,547,324	760,320	$8,665,688
Shares issued upon reinvestment of distributions	—	—	43,740	445,709
Shares redeemed	(667,832)	(7,449,811)	(132,887)	(1,386,347)

Net increase	858,340	$11,097,513	671,173	$7,725,050

Class C
Shares sold	621,358	$7,591,552	254,989	$2,825,120
Shares issued upon reinvestment of distributions	—	—	14,152	141,377
Shares redeemed	(271,811)	(3,014,232)	(10,759)	(107,703)

Net increase	349,547	$4,577,320	258,382	$2,858,794

Class I
Shares sold	99,043	$1,181,803	24,985	$280,815
Shares issued upon reinvestment of distributions	—	—	6,752	69,279
Shares redeemed	(21,006)	(234,365)	(199,028)	(2,156,395)

Net increase/(decrease)	78,037	$947,438	(167,291)	$(1,806,301)

8.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

Gabelli SRI Green Fund, Inc.

Notes to Financial Statements (Continued) (Unaudited)

10.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund with in this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers ; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Gabelli SRI Green Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Clarence A. Davis
Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Former Chief Executive Officer, Nestor, Inc.

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President and Chief Financial Officer KeySpan Corp.	Chairman, BALMAC International, Inc.

Officers
Bruce N. Alpert	Agnes Mullady
President	Secretary and Treasurer

Peter D. Goldstein
Chief Compliance Officer

Custodian
The Bank of New York Mellon

Distributor
G.distributors, LLC

Legal Counsel
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q311SR

Gabelli SRI Green Fund, Inc.

Morningstar® rated the Gabelli SRI Green Fund, Inc. Class AAA Shares 5 stars overall and 5 stars for the three year period ended September 30, 2011 among 692 and 692 World Stock funds, respectively.†

†	Morningstar Rating™ is based on risk-adjusted returns.

SEMIANNUAL REPORT

SEPTEMBER 30, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	12/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	12/7/11

*	Print the name and title of each signing officer under his or her signature.